Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Contingent Liabilities and Commitments

	Group
	2019 £m	2018 £m
Guarantees given to third parties	1,198	1,610
Formal standby facilities, credit lines and other commitments with original term to maturity of:
- One year or less	18,248	8,550
- Later than one year	22,149	31,561

	41,595	41,721

Operating Lease Commitments

Group
Rental commitments under non-cancellable operating leases	2018 £m
Not later than one year	72
Later than one year and not later than five years	114
Later than five years	60

246